Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of components of the deferred tax assets
	December 31,
	2015	2014
Net operating loss	$21,000,000	$19,000,000
Less: valuation allowance	(21,000,000)	(19,000,000)
Net deferred tax assets	$-	$-